Investments in associates and joint ventures (Details 5) - Principal Jointly Controlled Entities Banco Rci Brasil [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets	R$ 12,276,584	R$ 11,124,080
Liabilities	10,782,915	9,908,213
Cash and Cash Equivalents	336,955	314,601
Depreciation and amortization	(1,937)	(1,628)
Income	736,066	625,436
Interest income	1,891,374	1,858,010
Interest expenses	(1,119,050)	(1,224,094)
Income / (Expense) from Income Tax	(139,420)	(128,590)
Current Liabilities (excluding Trading, Other Liabilities, and Provisions)	4,698,162	3,854,007
Non-Current Liabilities (excluding Trading, Other Liabilities, and Provisions)	R$ 6,084,753	R$ 6,054,206